Operating Leases (Tables)	9 Months Ended
Sep. 30, 2023
Leases [Abstract]
Schedule of operating lease income
The components of operating lease income were as follows:

	Nine months ended September 30,
(in thousands of $)	2023	2022
Operating lease income	15,439	3,389
Variable lease income (1)	750	827
Total operating lease income (2)	16,189	4,216
(1) “Variable lease income” is excluded from lease payments that comprise the minimum contractual future revenues from non-cancellable operating leases.
(2) Total operating lease income is presented in the unaudited consolidated statement of operations line item “Time and voyage charter revenues.”